Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the applicable statutory U.S. income tax rate to the effective tax rate
Increase/(decrease) in tax rate resulting from U.S. state and local income taxes, net of U.S. federal income tax benefit	3.60%	2.70%	16.00%
Increase/(decrease) in tax rate resulting from tax-exempt income	(2.40%)	(3.90%)	(14.80%)
Increase/(decrease) in tax rate resulting from Non-U.S. subsidiary earnings	(2.20%)	(1.70%)	(53.60%)
Increase/(decrease) in tax rate resulting from business tax credits	(3.70%)	(5.50%)	(24.50%)
Bear Stearns equity losses	0		0.057
Other, net	(0.20%)	0.90%	2.80%
Effective tax rate	30.10%	27.50%	(33.40%)
Internal Revenue Service (IRS) [Member]
Reconciliation of the applicable statutory U.S. income tax rate to the effective tax rate
Statutory U.S. federal tax rate	35.00%	35.00%	35.00%